Submission	Oct. 02, 2026
Submission [Line Items]
Central Index Key	0001766478
Registrant Name	Angel Oak Mortgage REIT, Inc.
Form Type	S-3
Submission Type	S-3D
Fee Exhibit Type	EX-FILING FEES